TRADE ACCOUNTS AND BILLS PAYABLE (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of trade accounts and bills payable [line items]
Trade accounts payable	¥ 151,262	¥ 188,189
Bills payable	10,394	11,834
Trade accounts payable and bills payable measured at amortized cost	161,656	200,023
Sinopec Group Company and fellow subsidiaries
Disclosure of trade accounts and bills payable [line items]
Trade accounts payable	11,384	11,251
Associates and joint ventures
Disclosure of trade accounts and bills payable [line items]
Trade accounts payable	7,742	10,108
Third parties
Disclosure of trade accounts and bills payable [line items]
Trade accounts payable	¥ 132,136	¥ 166,830